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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21689

The Piedmont Investment Trust
(Exact name of registrant as specified in charter)

120 Club Oaks Court, Suite 200 Winston-Salem, North Carolina	20910
(Address of principal executive offices)	(Zip code)

Benjamin V. Mollozzi, Esq.

Ultimus Fund Solutions 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(336) 765-2020

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

COMMON STOCKS - 93.3%	Shares	Value
Consumer Discretionary - 19.2%
Distributors - 3.6%
LKQ Corporation (a)	25,000	$797,500

Hotels, Restaurants & Leisure - 2.3%
Papa John's International, Inc.	10,000	507,200

Specialty Retail - 8.7%
CarMax, Inc. (a)	14,000	1,020,180
Tractor Supply Company	12,000	917,880
		1,938,060
Textiles, Apparel & Luxury Goods - 4.6%
NIKE, Inc. - Class B	13,000	1,035,840

Consumer Staples - 6.9%
Food Products - 6.9%
General Mills, Inc.	20,000	885,200
J.M. Smucker Company (The)	6,000	644,880
		1,530,080
Financials - 8.1%
Capital Markets - 8.1%
Lazard Ltd. - Class A	18,000	880,380
SEI Investments Company	15,000	937,800
		1,818,180
Health Care - 15.0%
Health Care Providers & Services - 6.6%
Henry Schein, Inc. (a)	8,000	581,120
Laboratory Corporation of America Holdings (a)	5,000	897,650
		1,478,770
Life Sciences Tools & Services - 8.4%
IQVIA Holdings, Inc. (a)	9,000	898,380
Waters Corporation (a)	5,000	967,950
		1,866,330
Industrials - 14.6%
Air Freight & Logistics - 7.0%
Expeditors International of Washington, Inc.	12,000	877,200

THE PIEDMONT SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.3% (Continued)	Shares	Value
Industrials - 14.6% (Continued)
Air Freight & Logistics - 7.0% (Continued)
FedEx Corporation	3,000	$681,180
		1,558,380
Commercial Services & Supplies - 7.6%
Copart, Inc. (a)	16,712	945,231
Waste Connections, Inc.	10,000	752,800
		1,698,031
Information Technology - 25.5%
Communications Equipment - 3.9%
Cisco Systems, Inc.	20,000	860,600

Internet Software & Services - 8.9%
Alphabet, Inc. - Class C (a)	903	1,007,432
Facebook, Inc. - Class A (a)	5,000	971,600
		1,979,032
IT Services - 4.0%
Visa, Inc. - Class A	7,000	927,150

Semiconductors & Semiconductor Equipment - 4.1%
Microchip Technology, Inc.	10,000	909,500

Software - 4.6%
Intuit, Inc.	5,000	1,021,525

Materials - 4.0%
Chemicals - 4.0%
Ecolab, Inc.	6,443	904,146

Total Common Stocks (Cost $12,037,311)		$20,830,324

THE PIEDMONT SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 6.7%	Shares	Value
First American Government Obligations Fund - Class Z, 1.77% (b) (Cost $1,486,441)	1,486,441	$1,486,441

Total Investments at Value - 100.0% (Cost $13,523,752)		$22,316,765

Liabilities in Excess of Other Assets - (0.0%) (c)		(2,720)

Net Assets - 100.0%		$22,314,045

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of June 30, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedule of Investments.

THE PIEDMONT SELECT EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS

June 30, 2018 (Unaudited)

1.	Securities Valuation

The valuation of portfolio securities of The Piedmont Select Equity Fund (the “Fund”) is determined in accordance with procedures established by, and under the direction of, the Board of Trustees of the Piedmont Investment Trust (the “Trustees”). In calculating the Fund’s net asset value (“NAV”), portfolio securities are generally calculated at market value using quotations from the primary market in which they are traded. The Fund normally uses pricing services to obtain market quotations. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below). Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a mid-cap stock, is so thinly traded that there have been no transactions for that stock over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation. Pursuant to policies adopted by the Trustees, the investment advisor is responsible for notifying the Trustees (or the Trust’s Fair Value Committee) when it believes that fair value pricing is required for a particular security. The Fund’s policies regarding fair value pricing are intended to result in a calculation of the Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. The Fund may be unable to receive the portfolio security’s fair value if the Fund should sell the security. The Trustees monitor and evaluate the Fund’s use of fair value pricing and periodically review the results of any fair valuation under the Fund’s policies.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE PIEDMONT SELECT EQUITY FUND

NOTES TO SCHEDULE OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2018 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$20,830,324	$-	$-	$20,830,324
Money Market Funds	1,486,441	-	-	1,486,441
Total	$22,316,765	$-	$-	$22,316,765

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of June 30, 2018, the Fund did not have any transfers into or out of any Level. In addition, the Fund did not have any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of June 30, 2018. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2018:

Cost of portfolio investments	$13,486,506

Gross unrealized appreciation	$8,835,339
Gross unrealized depreciation	(5,080)

Net unrealized appreciation	$8,830,259

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulation and GAAP. These timing differences are temporary in nature and are due to adjustments to basis on publicly traded partnerships.

4.	Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact this sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2018, the Fund had 25.5% of the value of its net assets invested in stocks within the Information Technology sector.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Piedmont Investment Trust

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Principal Executive Officer and Principal Financial Officer

Date	August 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ David B. Gilbert
David B. Gilbert, Principal Executive Officer and Principal Financial Officer

Date	August 1, 2018

*	Print the name and title of each signing officer under his or her signature.